Document And Entity Information	Jul. 08, 2019
Document Information [Line Items]
Entity Registrant Name	iShares Gold Trust
Document Type	8-K
Document Period End Date	Jul. 08, 2019
Entity Incorporation, State or Country Code	NY
Entity File Number	001-32418
Entity Tax Identification Number	81-6124036
Entity Address, Address Line One	400 Howard Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	IAU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001278680